Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds III
Entity Central Index Key	0000893818
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000244481 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Diversified Equity Fund
Class Name	Institutional Shares
Trading Symbol	BDVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Diversified Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Diversified Equity Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
Additional Information Phone Number	(800) 537‑4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20(a)	0.39%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.39%	[1],[2]
Net Assets	$ 1,105,104,649
Holdings Count | Holding	1
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,105,104,649
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	71%

C000102141 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Total International Index Fund
Class Name	Institutional Shares
Trading Symbol	BDOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8(a)	0.14%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 8	[3]
Expense Ratio, Percent	0.14%	[3],[4]
Net Assets	$ 1,993,383,449
Holdings Count | Holding	1
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,993,383,449
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	10%

C000102140 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Total International Index Fund
Class Name	Investor A Shares
Trading Symbol	BDOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$22(a)	0.41%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 22	[5]
Expense Ratio, Percent	0.41%	[5],[6]
Net Assets	$ 1,993,383,449
Holdings Count | Holding	1
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,993,383,449
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	10%

C000102142 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Total International Index Fund
Class Name	Class K Shares
Trading Symbol	BDOKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$5(a)	0.10%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[7]
Expense Ratio, Percent	0.10%	[7],[8]
Net Assets	$ 1,993,383,449
Holdings Count | Holding	1
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,993,383,449
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	10%

C000098724 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 1000 Large-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	BRGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 6	[9]
Expense Ratio, Percent	0.12%	[9],[10]
Net Assets	$ 1,686,608,306
Holdings Count | Holding	1
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,686,608,306
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	9%

C000098725 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 1000 Large-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BRGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.06%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[11]
Expense Ratio, Percent	0.06%	[11],[12]
Net Assets	$ 1,686,608,306
Holdings Count | Holding	1
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,686,608,306
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	9%

C000098723 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 1000 Large-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	BRGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.37%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 19	[13]
Expense Ratio, Percent	0.37%	[13],[14]
Net Assets	$ 1,686,608,306
Holdings Count | Holding	1
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,686,608,306
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	9%

C000074119 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Cash Funds: Institutional
Class Name	SL Agency Shares
Trading Symbol	BISXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Cash Funds: Institutional (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
Additional Information Phone Number	(888) 204‑3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$5(a)	0.09%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[15]
Expense Ratio, Percent	0.09%	[15],[16]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent yield information.
Net Assets	$ 79,910,368,863
Holdings Count | Holding	1
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$79,910,368,863
Number of Portfolio Holdings	1
Current seven-day yields as of June 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	4.47%
7-Day Yield	4.47%

C000011980 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Cash Funds: Treasury
Class Name	Institutional Shares
Trading Symbol	BRIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
Additional Information Phone Number	(888) 204‑3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.12%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 6	[17]
Expense Ratio, Percent	0.12%	[17],[18]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent yield information.
Net Assets	$ 21,419,997,509
Holdings Count | Holding	1
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$21,419,997,509
Number of Portfolio Holdings	1
Current seven-day yields as of June 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	4.27%
7-Day Yield	4.27%

C000074117 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Cash Funds: Treasury
Class Name	SL Agency Shares
Trading Symbol	XTSLA
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
Additional Information Phone Number	(888) 204‑3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$5(a)	0.09%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[19]
Expense Ratio, Percent	0.09%	[19],[20]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent yield information.
Net Assets	$ 21,419,997,509
Holdings Count | Holding	1
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$21,419,997,509
Number of Portfolio Holdings	1
Current seven-day yields as of June 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	4.30%
7-Day Yield	4.30%

C000212062 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Class G Shares
Trading Symbol	BSPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G Shares	$1(a)	0.01%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 1	[21]
Expense Ratio, Percent	0.01%	[21],[22]
Net Assets	$ 49,510,089,017
Holdings Count | Holding	1
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$49,510,089,017
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	7%

C000011979 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Class K Shares
Trading Symbol	WFSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.03%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[23]
Expense Ratio, Percent	0.03%	[23],[24]
Net Assets	$ 49,510,089,017
Holdings Count | Holding	1
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$49,510,089,017
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	7%

C000117726 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Institutional Shares
Trading Symbol	BSPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5(a)	0.10%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[25]
Expense Ratio, Percent	0.10%	[25],[26]
Net Assets	$ 49,510,089,017
Holdings Count | Holding	1
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$49,510,089,017
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	7%

C000117728 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Service Shares
Trading Symbol	BSPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$11(a)	0.22%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 11	[27]
Expense Ratio, Percent	0.22%	[27],[28]
Net Assets	$ 49,510,089,017
Holdings Count | Holding	1
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$49,510,089,017
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	7%

C000117725 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Investor A Shares
Trading Symbol	BSPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18(a)	0.35%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 18	[29]
Expense Ratio, Percent	0.35%	[29],[30]
Net Assets	$ 49,510,089,017
Holdings Count | Holding	1
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$49,510,089,017
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	7%

C000201951 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Investor P Shares
Trading Symbol	BSPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$18(a)	0.35%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 18	[31]
Expense Ratio, Percent	0.35%	[31],[32]
Net Assets	$ 49,510,089,017
Holdings Count | Holding	1
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$49,510,089,017
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	7%

C000099167 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	BMOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5(a)	0.10%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[33]
Expense Ratio, Percent	0.10%	[33],[34]
Net Assets	$ 3,166,513,595
Holdings Count | Holding	1
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,166,513,595
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	47%

C000099166 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Investor A Shares
Trading Symbol	BMOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18(a)	0.35%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 18	[35]
Expense Ratio, Percent	0.35%	[35],[36]
Net Assets	$ 3,166,513,595
Holdings Count | Holding	1
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,166,513,595
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	47%

C000201953 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Investor P Shares
Trading Symbol	BMOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$18(a)	0.35%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 18	[37]
Expense Ratio, Percent	0.35%	[37],[38]
Net Assets	$ 3,166,513,595
Holdings Count | Holding	1
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,166,513,595
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	47%

C000011974 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Class K Shares
Trading Symbol	WFBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.05%(a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[39]
Expense Ratio, Percent	0.05%	[39],[40]
Net Assets	$ 3,166,513,595
Holdings Count | Holding	1
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,166,513,595
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	47%

[1]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[2]	Annualized.
[3]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[4]	Annualized.
[5]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[6]	Annualized.
[7]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[8]	Annualized.
[9]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[10]	Annualized.
[11]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[12]	Annualized.
[13]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[14]	Annualized.
[15]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[16]	Annualized.
[17]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[18]	Annualized.
[19]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[20]	Annualized.
[21]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[22]	Annualized.
[23]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[24]	Annualized.
[25]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[26]	Annualized.
[27]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[28]	Annualized.
[29]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[30]	Annualized.
[31]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[32]	Annualized.
[33]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[34]	Annualized.
[35]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[36]	Annualized.
[37]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[38]	Annualized.
[39]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[40]	Annualized.